Related party transactions (Details) - YY - Beijing Dasheng Zhixing Technology Co., Ltd - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2017	Dec. 31, 2016
Technology service agreement
Related party transactions
Term of agreement	5 years
Audio and video streaming solution service | Cost of revenues
Related party transactions
Fair value of service received		¥ 384	¥ 1,636